Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income Loss from Continuing Operations Before Income Taxes

The components of income (loss) from continuing operations before provision for income taxes consist of the following (in thousands):

	Years ended December 31,
	2010	2011	2012
United States	$(4,277)	$5,513	$(17,696)
Foreign	(142)	(247)	4

Income (loss) before provision for income taxes	$(4,419)	$5,266	$(17,692)

Schedule of Provision Benefit for Income Taxes from Continuing Operations

The provision (benefit) for income taxes from continuing operations for the Company consists of the following (in thousands):

	Years ended December 31,
	2010	2011	2012
Current provision (benefit)
Federal	$(2,439)	$(340)	$(69)
State	46	16	63
Foreign	—	—	2
Deferred provision (benefit)
Federal	1,988	1,884	4,139
State	—	—	—
Tax expense (benefit) of equity adjustment for stock option exercises and restricted stock vesting	(605)	824	(4,227)
Valuation allowance	—	—	16,400
Other	106	127	258

Total income tax expense (benefit)	$(904)	$2,511	$16,566

Schedule of Effective Income Tax Rate Reconciliation

Income tax expense (benefit) from continuing operations differed from the amounts computed by applying the U.S. federal income tax rates of 34% for 2010, 2011, and 2012, respectively, to income (loss) before provision for income taxes as a result of the following (in thousands):

	Years ended December 31,
	2010	2011	2012
Income tax expense (benefit) at U.S. statutory rate	$(1,502)	$1,790	$(6,016)
State taxes, net of valuation allowance	30	42	40
Non-deductible stock compensation	731	652	589
Non-deductible goodwill impairment	—	—	3,534
Effect of rate change on deferred items	—	—	1,289
Valuation allowance	—	—	16,400
Effect of non-U.S. operations, net of valuation allowance	48	84	—
Research tax credits	(240)	(722)	(242)
Other non-deductible expenses	29	665	972

Total income tax expense (benefit)	$(904)	$2,511	$16,566

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below (in thousands):

	As of December 31,
	2011	2012
Deferred tax assets:
Accrued liabilities not currently deductible	$1,842	$1,685
Intangible assets-excess of financial statement over tax amortization	16,461	15,333
Goodwill recognized on financial statements in excess of tax amortization	21,282	18,976
Stock-based compensation	7,809	4,834
Federal net operating losses and AMT credit carryforwards	1,480	3,519
State and city net operating loss carryforwards	4,481	5,074
Research & experimental tax credit carryforwards	1,302	1,478
Other	285	329

Gross deferred tax assets	54,942	51,228
Valuation allowance	(4,579)	(21,575)

Net deferred tax assets	50,363	29,653
Deferred tax liabilities:
Excess of tax over financial statement depreciation	1,300	1,146

Total deferred tax liabilities	1,300	1,146

Net deferred tax assets	$49,063	$28,507

Reconciliation of Tax Contingencies

The following table summarizes the activity related to the Company’s tax contingencies from January 1, 2010 to December 31, 2012 (in thousands):

Gross tax contingencies—January 1, 2010	$463
Gross increases to tax positions associated with prior periods	$—
Gross increases to current period tax positions	$83
Gross decreases to tax positions associated with prior periods	$—
Settlements	$—
Lapse of statute of limitations	$—

Gross tax contingencies—December 31, 2010	$546
Gross increases to tax positions associated with prior periods	$66
Gross increases to current period tax positions	$156
Gross decreases to tax positions associated with prior periods	$(362)
Settlements	$(101)
Lapse of statute of limitations	$—

Gross tax contingencies—December 31, 2011	$305
Gross increases to tax positions associated with prior periods	$28
Gross increases to current period tax positions	$—
Gross decreases to tax positions associated with prior periods	$(83)
Settlements	$—
Lapse of statute of limitations	$—

Gross tax contingencies—December 31, 2012	$250